3. INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of Investments [Abstract]
3. INVESTMENTS

NOTE 4 – INVESTMENTS

As of September 30, 2017 and December 31, 2016, the carrying value of our investments in privately held companies totaled $403,249 and $235,000, respectively. These investments are accounted for as cost method investments, as we own less than 20% of the voting securities and do not have the ability to exercise significant influence over operating and financial policies of the entities.

To facilitate the integration with dispensary point of sale systems, in 2015, the Company invested $175,000 in exchange for preferred shares of Flowhub LLC (“Flowhub”), a seed-to-sale system, equal to 8.95% of the then outstanding equity of Flowhub. The acquired preferred shares are considered non-marketable securities. On May 12, 2017, the Company sold its preferred shares in Flowhub for net proceeds of $250,000.  The gain on sale of securities of $75,000 was recorded in current period operations.

During the nine months ended September 30, 2017, the Company acquired 23,810 Class A common stock of Hightimes Holding Corp. for $100,002 ($4.20 per share). The acquired common shares are considered non-marketable securities.

On July 13, 2017, the Company purchased a convertible promissory note in the principal sum of $300,000 from Cannaregs, Ltd, a Colorado limited liability company.  The promissory note bears interest at 5% per annum payable upon maturity at December 19, 2019 and is unsecured. As of September 30, 2017, the carrying value of the promissory note was $303,247, including accrued interest.

In the event the issuer consummates, prior to maturity, an equity financing in excess of $2,000,000, the outstanding principal and any accrued and unpaid interest automatically converts to equity securities of the same class or series issued by the issuer at the lesser of: a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000.

NOTE 3 – INVESTMENTS

To facilitate the integration with dispensary point of sale systems, in 2015, the Company invested $175,000 in exchange for preferred shares of Flowhub LLC (“Flowhub”), a seed-to-sale system, equal to 8.95% of the then outstanding equity of Flowhub. The Company currently is working with Flowhub to integrate their system with the Company’s network. The acquired preferred shares are considered non-marketable securities.

In 2016, the Company paid $60,000 acquisition deposit to acquire DDDitgal LLC. See Subsequent Events Note 13.